Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Dec. 29, 2014
Document Effective Date	Dec. 29, 2014
Prospectus Date	Dec. 29, 2014
Sound Point Floating Rate Income Fund | Investor Class
Risk/Return:
Trading Symbol	SPFRX
Sound Point Floating Rate Income Fund | Institutional Class
Risk/Return:
Trading Symbol	SPFLX